INCOME TAXES INCOME TAXES (Income Tax Expense Included in Income Statements) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Tax Expense (Benefit)
Federal			$ (1,000,000)	$ (8,000,000)	$ (4,000,000)
State			0	(2,000,000)	(2,000,000)
Total			(1,000,000)	(10,000,000)	(6,000,000)
Deferred Tax Expense (Benefit)
Federal			54,000,000	47,000,000	38,000,000
Investment Tax Credit			(4,000,000)	(1,000,000)	0
State			9,000,000	12,000,000	7,000,000
Deferred Income Tax Expense (Benefit)			59,000,000	58,000,000	45,000,000
Income Tax Expense (Benefit)	$ 4,339,000	$ 5,338,000	$ 57,911,000	$ 47,986,000	$ 39,109,000